CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [abstract]
Net income	¥ 70,418	¥ 59,444	¥ 43,798
Items that may be reclassified subsequently to profit or loss (net of tax and after reclassification adjustments):
Cash flow hedges	(1,580)	2,014	3,163
Available-for-sale securities	(57)	(24)	62
Share of other comprehensive (loss)/income of associates and joint ventures	1,053	45	(5,356)
Foreign currency translation differences	(3,792)	4,298	2,268
Total items that may be reclassified subsequently to profit or loss	(4,376)	6,333	137
Total other comprehensive income	(4,376)	6,333	137
Total comprehensive income for the year	66,042	65,777	43,935
Attributable to:
Owners of the Company	47,763	53,724	31,789
Non-controlling interests	18,279	12,053	12,146
Total comprehensive income for the year	¥ 66,042	¥ 65,777	¥ 43,935